Stockholders' Equity - Common Stock (Details)		3 Months Ended	9 Months Ended
	Jul. 08, 2020 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Common Stock
Class A Common stock subject to possible redemption, shares outstanding		12,564,103	12,704,007
Stock split		1	1
Minimum percentage, shares held by sponsors post public offering		20.00%	20.00%
Sponsor
Common Stock
Stock split	1
Number of shares subject to forfeiture (in shares)	442,500		442,500
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%	20.00%
Class A common stock
Common Stock
Common shares, shares authorized (in shares)		100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)		1,477,297	1,337,393
Common shares, issued including shares subject to possible redemption			14,041,400
Common shares, outstanding including shares subject to possible redemption			14,041,400
Class A Common stock subject to possible redemption, shares outstanding			12,704,007
Common stock, shares subject to possible redemption		12,564,103	12,704,007
Common shares, votes per share | $ / shares		$ 1	$ 1
Class B common stock
Common Stock
Common shares, shares authorized (in shares)		10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)		3,392,500	3,392,500
Common shares, votes per share | $ / shares		$ 1	$ 1
Number of shares subject to forfeiture (in shares)		442,500	442,500